Patents and Trademarks, Net (Schedule Of Patents and Trademarks) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Patents and Trademarks	$ 777,593	$ 803,687
Less: Accumulated Amortization	(281,985)	(252,380)
Net	$ 495,608	$ 551,307